As filed with the Securities and Exchange Commission on
                                                          February 27, 1996
                                                   Registration No. 33-7190
                                   Investment Company Act File No. 811-4750




                          SECURITIES AND EXCHANGE COMMISSION
                              Washington,  D.C.  20549

                                      FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X



                           Post-Effective Amendment No.  17      X



                                         and

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940       X



                                  Amendment No. 20               X



                           FENIMORE ASSET MANAGEMENT TRUST
                  (Exact Name of Registrant as Specified in Charter)

             111 North Grand Street, P.O. Box 399, Cobleskill, N.Y. 12043
                       (Address of Principal Executive Offices)

                    Registrant's Telephone Number:  (800) 453-4392

                                Allan S. Mostoff, Esq.
                                Dechert Price & Rhoads
                                 1500 K Street, N.W.
                              Washington, D.C.  20005
                       (Name and Address of Agent for Service)

                                      Copies to:

                                   Thomas O. Putnam
                                118 North Grand Street
                               Cobleskill, N.Y.  12043




          It is proposed that this filing will become effective thirty days after filing pursuant to paragraph (b) of Rule 485.
          __________________

          * Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act
               of 1940.   Registrant filed the notice required by Rule
               24f-2 with respect to its fiscal year ended December 31, 1995 on February 26, 1996.

                                CROSS REFERENCE SHEET
                            REQUIRED BY RULE 495 UNDER THE
                                SECURITIES ACT OF 1933


                           FENIMORE ASSET MANAGEMENT TRUST

               This filing relates solely to FAM Equity Income Fund (the "Equity Income Fund") a separate investment series of Fenimore Asset Management Trust (the "Trust") and contains the Prospectus and Statement of Additional Information relating solely to the Equity Income Fund. The Prospectus and Statement of Additional Information relating to FAM Value Fund (the "Value Fund") are not included in this filing.

                             Items Required by Form N-1A

          Item Number in Part A                   Prospectus Caption


          1.   Cover Page.........................     Cover Page

          2.   Synopsis...........................     Fund Expenses

          3.   Condensed Financial
                 Information......................     To be included by
                                                       amendment

          4.   General Description of
                 Registrant.......................     General Information
                                                       and Capital;
                                                       Investment Objective
                                                       and Investment
                                                       Policies

          5.   Management of the Fund............      General Information
                                                       and Capital;
                                                       Investment Objective
                                                       and Investment
                                                       Policies; Investment
                                                       Advisor

          5A.  Management's Discussion of
                 Fund Performance.................     Information will be
                                                       included in the
                                                       Annual Report of the
                                                       Registrant

          6.   Capital Stock and Other
                 Securities.......................     How to Purchase
                                                       Shares; Redemption
                                                       of Shares; Federal
                                                       Income Tax Status of
                                                       Fund

          7.   Purchase of Securities
                 Being Offered....................     How to Purchase
                                                       Shares; Purchases
                                                       Through Selected
                                                       Dealers

          8.   Redemption or Repurchase...........     Redemption of Shares

          9.   Pending Legal Proceedings..........     Inapplicable


          Item Number in Part B                   Statement of Additional
                                                  Information Caption

          10.  Cover Page..........................    Cover Page

          11.  Table of Contents...................    Table of Contents

          12.  General Information and
                 History...........................    Investment Objective
                                                       and Policies

          13.  Investment Objectives and
                 Policies..........................    Investment Objective
                                                       and Policies

          14.  Management of the Fund.............     History and
                                                       Background of
                                                       Investment Advisor

          15.  Control Persons and Principal
                 Holders of Securities............     Board of Trustees
                                                       and Officers

          16.  Investment Advisory and other
                 Services..........................    History and
                                                       Background of
                                                       Investment Advisor

          17.  Brokerage Allocation...............     Brokerage
                                                       Allocations

          18.  Capital Stock and Other
                 Securities........................    See Prospectus -
                                                       General Information
                                                       and Capital

          19.  Purchase, Redemption and
                 Pricing of Securities
                 Being Offered....................     Purchase of Shares;
                                                       Redemption of Shares


          20.  Tax Status.........................     Federal Tax Status

          21.  Underwriters.......................     Inapplicable

          22.  Calculations of Performance
                 Data.............................     Performance
                                                       Information

          23.  Financial Statements...............     Financial Statements

          This Post-Effective Amendment No. 17 to the Registration Statement of Fenimore Asset Management Trust is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 16 which was filed pursuant to Rule 485(a) on December 15, 1995. Accordingly, Post-Effective Amendment No. 16 is incorporated in its entirety into this filing.

                                        PART C

                                  OTHER INFORMATION

          Item 24.  Financial Statements and Exhibits

                    (a)  Financial Statements

                         (1)  Part A:
                              Selected Financial Information: to be filed by amendment

                         (2)  Part B:
                              Financial Statements:  to be filed by
                              amendment

                    (b)  Exhibits

                         (1)  Declaration of Trust1

                         (2)  By-Laws1

                         (3)  Not Applicable

                         (4)  Specimen Share Certificate1

                         (5)  Investment Advisory Agreement2

                         (6)  Not Applicable

                         (7)  Not Applicable

                         (8)  Custodian Agreement2

                         (9)  Shareholder Services Agreement2

                         (10) Opinion and consent of Counsel2

                         (11) Consent of Independent Auditors2

                         (12) Not Applicable

                         (13) Not Applicable

                         (14) Not Applicable

                         (15) Not Applicable

                         (16) Computation of Performance2


          1.   Copies previously filed.

          2.   To be filed by amendment.


          Item 25.  Persons Controlled by or Under Common Control with
                    Registrant

                    Not applicable.

          Item 26.  Number of Record Holders

                    As of the date of this Registration Statement, there are no shareholders of record of the Fund's shares.

          Item 27.  Indemnification

                    Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

                    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

          Item 28.  Business and Other Connections of Investment Adviser

                    Fenimore Asset Management, Inc. serves as the investment adviser for the Registrant. The business and other connections of Fenimore Asset Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Fenimore Asset Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

          Item 29.  Principal Underwriter

                    Not Applicable.

          Item 30.  Location of Accounts and Records

                    The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Fenimore Asset Management, Inc., 118 North Grand Street, Cobleskill, New York 12043.

          Item 31.  Management Services

                    Not Applicable.

          Item 32.  Undertakings.

                    (a)  Not Applicable.

                    (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933 or the date on which Registrant first sells its shares.

                    (c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge, in the event that the information called for by Item 5A of Form N-1A has been presented in the Registrant's latest annual report to shareholders.

                    (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                      SIGNATURES


               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 27th day of February, 1996.


                                   FENIMORE ASSET MANAGEMENT TRUST


                              By:  /s/Thomas O. Putnam
                                   Thomas O. Putnam, President*



          *By:  /s/Patrick W.D. Turley
               Patrick W.D. Turley, as attorney-in-fact


               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          Signature                     Title                         Date



          /s/Thomas O. Putnam     President and        February 27, 1996
          Thomas O. Putnam*       Chairman of the
                                  Board of Trustees
                                  (Principal Executive
                                  Officer)

          /s/John W. Krueger      Trustee              February 27, 1996
          John W. Krueger*



          /s/Bernard H. Zais      Trustee              February 27, 1996
          Bernard H. Zais*



          /s/Roger A. Hannay      Trustee              February 27, 1996
          Roger A. Hannay*



          /s/Diane C. Van Buren   Trustee and          February 27, 1996
          Diane C. Van Buren*     Treasurer (Principal
                                  Financial and
                                  Accounting Officer)




          *By: /s/Patrick W.D. Turley
               Patrick W.D. Turley
               as attorney-in-fact


          * Pursuant to power of attorney filed with Post-Effective Amendment No. 12 as filed on April 29, 1994.